Significant Accounting Policies - Schedule of Allowance for Uncollectible Accounts (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance as of January 1	$ (58)	$ (53)
Amounts charged to expense	(14)	(10)
Amounts written off	9	6
Balance as of March 31	$ (63)	$ (57)